Share-Based Compensation (Tables)	9 Months Ended
Jul. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Assumptions Used for Estimating the Fair Value of Options
The following table summarizes the assumptions

used for estimating the fair value of options

for the nine months ended July 31, 2025

and July 31, 2024.
Assumptions Used for Estimating the

Fair Value of Options
(in Canadian dollars, except as noted) For the nine months ended
July 31 July 31
2025 2024
Risk-free interest rate 3.08% 3.41%
Option contractual life 10 years 10 years
Expected volatility 19.47% 18.92%
Expected dividend yield 3.94% 3.78%
Exercise price/share price $ 75.76 $ 81.78